Income Taxes (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2012
Proceeds from sale of common stock					$ 22,500,000
Net operating loss carry forwards		$ 23,059,000
Alternative minimum tax credit carryforwards			$ 50,000
Carryforwards utilize limit before the stock offering closed		163,000
Unutilized operating loss carryforwards that will expire		20,520,000
Reduced deferred tax assets and valuation allowance		6,977,000
Deferred tax liability to be recorded		$ 473,000
Federal income tax rate		34.00%	34.00%	34.00%
Additional bad debt deductions provided by Federal income tax laws		$ 2,250,000
Deferred tax asset		1,645,000	$ 2,627,000
Deferred tax asset, valuation allowance		0
Unrecognized tax benefits		0	$ 0
Revaluation of net deferred tax asset		$ 979,000
Scenario, Plan [Member]
Federal income tax rate	21.00%
Minimum [Member]
Net operating loss carryforwards expiration year		2024
Maximum [Member]
Net operating loss carryforwards expiration year		2033
Federal income tax rate		35.00%